Valuation results and net trading income	12 Months Ended
Dec. 31, 2020
Valuation results and net trading income [Abstract]
Valuation results and net trading income

22 Valuation results and net trading income

Valuation results and net trading income
	2020	2019	2018
Securities trading results	-500	974	-722
Derivatives trading results	701	-998	540
Other trading results	72	117	116
Change in fair value of derivatives relating to
– fair value hedges [1]	538	507	185
– cash flow hedges (ineffective portion)	-5	47	-19
– other non-trading derivatives [1]	-90	-732	868
Change in fair value of assets and liabilities (hedged items)	-541	-518	-176
Valuation results on assets and liabilities designated at FVPL (excluding trading)	-123	-358	366
Foreign exchange transactions results	422	801	69
	474	-159	1,227

1 The 2019 prior period has been updated to improve consistency and comparability.

Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments, and interest rate derivatives such as swaps, options, futures, and forward contracts.

The portion of trading gains and losses relating to trading securities still held as at 31 December 2020 amounts to EUR -690 million (2019: EUR -82 million; 2018: EUR 396 million).

The majority of the risks involved in security and currency trading is economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.

Other trading results include the results of trading loans and funds entrusted.

Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities. The result on currency trading is included in foreign exchange transactions results.

Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. ING Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not always allow netting of these positions in the statement of financial position. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’ and Note 14 ‘Financial liabilities at fair value through profit or loss’ for information on trading assets and trading liabilities respectively.

‘Valuation results and net trading income’ include the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. Reference is made to Note 39 ‘Derivatives and hedge accounting’ for information on derivatives used for hedge accounting.

In general, the fair value movements are influenced by changes in the market conditions, such as stock prices, credit spreads, interest rates and currency exchange rates. Following the increased concerns about the Covid-19 pandemic, the global financial markets experienced more volatility than usual in the first half of 2020 which had considerable impact on the results. Aided by substantial central bank intervention, markets have recovered and stabilised during the second half of 2020 and volatility has largely returned to pre-pandemic levels.

Furthermore, derivatives trading results is also impacted by fair value movements arising from changes in credit spreads (CVA and DVA), bid offer spreads, model risk and incremental cost of funding on derivatives (FVA and CollVA). As result of the economic consequences of the Covid-19 pandemic, ING also observed significant widening of the spreads resulting in increased negative fair value changes. As markets stabilised in the second half of 2020 and spreads tightened, the fair value changes decreased again.

In 2020, Derivatives trading results include EUR 17 million CVA/DVA adjustments on trading derivatives (2019: EUR 39 million; 2018: EUR -20 million).

‘Valuation results on assets and liabilities designated at fair value through profit or loss’ include fair value changes on financial liabilities driven by changed market conditions as disclosed in Note 14 ‘Financial liabilities at fair value through profit or loss’.

In 2020, Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading) include fair value adjustments on own issued notes amounting to EUR -1 million (2019: EUR -424 million; 2018: EUR 302 million).

Interest income from trading assets in 2020 amounted to EUR 13,412 million (2019: EUR 15,187 million; 2018: 13,924 million). Interest expense from trading liabilities in 2020 amounted to EUR 13,052 million (2019: EUR 14,922 million; 2018: 13,976 million).